Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations [Text Block]
3.	Discontinued Operations

On May 20, 2013, we entered into an Equity Transfer Agreement with Shandong Broadcast Network (“Shandong Broadcast”) pursuant to which the parties conditionally agreed to the sale to Shandong Broadcast of our 51% equity interest in Jinan Broadband. Pursuant to its terms, and a separate letter agreement between the parties dated July 23, 2013, the 51% interest transfer in Jinan Broadband would become effective upon (i) approval of the relevant PRC governmental authorities, and (ii) agreement between the parties of final terms for the payment of the RMB29,000,000 (approximately $4.7 million) payment price by Shandong Broadcast. On June 20, 2013, the sale was approved by the PRC Administration for Industry and Commerce. On July 31, 2013, the parties agreed on pricing terms whereby Shandong Broadcast would pay (i) RMB5,000,000 by July 31, 2013, (ii) RMB10,000,000 by November 20, 2013, and (ii) the remaining RMB14,000,000 by May 20, 2014. Accordingly, based on the agreements between the parties, the sale of Jinan Broadband to Shandong Broadcast became final on July 31, 2013. In order to focus on our core VOD business and help with cash flow needs, the Company decided to sell our ownership of Jinan Broadband.

Jinan Broadband met the criteria for being reported as a discontinued operation and has been segregated from continuing operations for all periods presented. The following table summarizes the result from discontinued operations:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(unaudited)	(unaudited)
Revenue	$1,311,123	$1,273,511
Cost of revenue	883,915	831,793
Gross profit	427,208	441,718

Operating expense:
Selling, general and administrative	306,342	335,237
Professional fees	143	-
Depreciation and amortization	363,910	689,958
Total operating expense	670,395	1,025,195

Loss from operations	(243,187)	(583,477)

Interest & other income / (expense)
Interest income	601	1,525
Interest expense	(660)	(419)

Loss before income taxes and noncontrolling interest	(243,246)	(582,371)
Income tax benefit	6,671	5,420
Net loss from discontinued operations	(236,575)	(576,951)
Plus: Net loss attributable to noncontrolling interest	115,922	282,703
Net loss attributable to YOU On Demand shareholders	$(120,653)	$(294,248)

The following table summarizes the assets and the liabilities of discontinued operations in the Company's unaudited Consolidated Balance Sheet.

	March 31,	December 31,
	2013	2012
Assets
Cash and cash equivalents	$663,542	$1,103,152
Inventories, net	412,911	384,088
Prepaid expenses	1,595	11,110
Other current assets	4,520	502
Total current assets	$1,082,568	$1,498,852

Property and equipment, net	$3,312,881	$3,368,831
Intangible assets, net	1,624,070	1,642,230
Total noncurrent assets	$4,936,951	$5,011,061

Liabilities
Accounts payable	$1,175,658	$1,245,141
Accrued expenses and liabilities	1,362,597	1,503,408
Deferred revenue	1,895,395	2,091,788
Payable to Jinan Parent	145,215	144,592
Other current liabilities	355,470	212,521
Total current liabilities	$4,934,335	$5,197,450

Deferred tax liabilities	$62,103	$68,774
Total noncurrent liabilities	$62,103	$68,774

As described in our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 4, 2014, we have updated operating results for all periods covered in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2013 (the “March 2013 10-Q”) in order to reflect the application of the requirements of Accounting Standards Codification ("ASC") 205-20, Presentation of Financial Statements - Discontinued Operations. The updated operating results are not due to any error in prior filings however we are required to reclassify our disclosures on this sale in our previously issued financial statements if those financial statements are incorporated by reference in subsequent filings with the Securities and Exchange Commission made under the Securities Act of 1933, as amended, even though those financial statements relate to periods prior to the sale.

The below table compares the updated assets, liabilities, equity and operating results to those previously issued:

YOU On Demand Holdings, Inc. and Subsidiaries
CONSOLIDATED BALANCE SHEETS

	March 31, 2013 (Unaudited)			December 31, 2012
	As Previously	Discontinued	Currently	As Previously	Discontinued	Currently
	Reported	Operations	Reported	Reported	Operations	Reported
ASSETS
Current assets:
Cash and cash equivalents	$2,102,811	$663,542	$1,439,269	$4,381,043	$1,103,152	$3,277,891
Marketable equity securities, available for sale	2,229	-	2,229	2,229	-	2,229
Inventories, net	412,911	412,911	-	384,088	384,088	-
Licensed content, current	787,770	-	787,770	681,457	-	681,457
Prepaid expense	393,670	1,595	392,075	423,779	11,110	412,669
Other current assets	129,474	4,520	124,954	135,988	502	135,486
Current assets of discontinued operations	-	(1,082,568)	1,082,568	-	(1,498,852)	1,498,852
Total current assets	3,828,865	-	3,828,865	6,008,584	-	6,008,584

Property and equipment, net	3,982,265	3,312,881	669,384	4,098,594	3,368,831	729,763
Licensed content, noncurrent	339,032	-	339,032	530,367	-	530,367
Intangible assets, net	4,818,581	1,624,070	3,194,511	5,059,188	1,642,330	3,416,858
Goodwill	6,105,478	-	6,105,478	6,105,478	-	6,105,478
Investment in unconsolidated entities	655,662	-	655,662	655,834	-	655,834
Non-current assets of discontinued operations	-	(4,936,951)	4,936,951	-	(5,011,161)	5,011,161
Total assets	$19,729,883	$-	$19,729,883	$22,458,045	$-	$22,458,045

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,627,919	$1,175,658	$1,452,261	$2,130,507	$1,245,141	$885,366
Accrued expenses and liabilities	2,369,447	1,362,597	1,006,850	2,456,542	1,503,408	953,134
Deferred revenue	1,895,395	1,895,395	-	2,091,788	2,091,788	-
Payable to Jinan Parent	145,215	145,215	-	144,592	144,592	-
Deferred license fees, current	678,372	-	678,372	-	-	-
Other current liabilities	1,033,797	355,470	678,327	920,888	212,521	708,367
Contingent purchase consideration liability, current	389,452	-	389,452	368,628	-	368,628
Convertible promissory note	3,000,000	-	3,000,000	3,000,000	-	3,000,000
Warrant liabilities	903,785	-	903,785	878,380	-	878,380
Current liabilities of discontinued operations	-	(4,934,335)	4,934,335	-	(5,197,450)	5,197,450
Total current liabilities	13,043,382	-	13,043,382	11,991,325	-	11,991,325

Deferred license fees, noncurrent	-	-	-	460,547	-	460,547
Contingent purchase consideration liability	389,452	-	389,452	368,628	-	368,628
Deferred tax and uncertain tax position liabilities	268,038	62,103	205,935	305,849	68,774	237,075
Non-current liabilities of discontinued operations	-	(62,103)	62,103	-	(68,774)	68,774
Total liabilities	13,700,872	-	13,700,872	13,126,349	-	13,126,349

Commitments and Contingencies

Convertible reedeemable preferred stock, $.001 par value; 50,000,000 shares authorized
Series A - 7,000,000 shares issued and outstanding, liquidation preference of $3,500,000 at March 31, 2013 and December 31, 2012, respec	1,261,995	-	1,261,995	1,261,995	-	1,261,995
Series B - 0 and 7,866,800 shares issued and outstanding, liquidation preference of $0 and $3,933,400 at March 31, 2013 and December 31, 2012,	-	-	-	3,223,575	-	3,223,575
Series C - 250,000 shares issued and outstanding, liquidation preference of $1,000,000 at March 31, 2013 and December 31, 2012, respec	627,868	-	627,868	627,868	-	627,868

Equity:

Common stock, $.001 par value; 1,500,000,000 shares authorized, and 14,819,691 and 13,742,394 issued at March 31, 2013 and December 31, 2012, respectively	14,820	-	14,820	13,742	-	13,742
Additional paid-in capital	65,962,090	-	65,962,090	62,388,502	-	62,388,502
Accumulated deficit	(62,186,429)	-	(62,186,429)	(58,841,664)	-	(58,841,664)
Accumulated other comprehensive income	623,693	-	623,693	604,632	-	604,632
Total YOU On Demand equity	4,414,174	-	4,414,174	4,165,212	-	4,165,212
Noncontrolling interests	(275,026)	-	(275,026)	53,046	-	53,046

Total equity	4,139,148	-	4,139,148	4,218,258	-	4,218,258

Total liabilities and equity	$19,729,883	$-	$19,729,883	$22,458,045	$-	$22,458,045

	March 31, 2013 (Unaudited)			March 31, 2012 (Unaudited)
	As Previously	Discontinued	Currently	As Previously	Discontinued	Currently
	Reported	Operations	Reported	Reported	Operations	Reported

Revenue	$1,312,061	$1,311,123	$938	$2,037,579	$1,273,511	$764,068
Cost of revenue	1,732,500	883,915	848,585	1,792,021	831,793	960,228
Gross (loss) profit	(420,439)	427,208	(847,647)	245,558	441,718	(196,160)

Operating expense:
Selling, general and administrative expenses	2,208,721	306,342	1,902,379	2,746,438	335,237	2,411,201
Professional fees	326,428	143	326,285	412,377	-	412,377
Depreciation and amortization	656,743	363,910	292,833	1,231,314	689,958	541,356
Total operating expense	3,191,892	670,395	2,521,497	4,390,129	1,025,195	3,364,934
				-
				-
Loss from operations	(3,612,331)	(243,187)	(3,369,144)	(4,144,571)	(583,477)	(3,561,094)

Interest & other income / (expense)
Interest income	950	601	349	2,713	1,525	1,188
Interest expense	(30,369)	(660)	(29,709)	(1,673)	(419)	(1,254)
Change in fair value of warrant liabilities	(25,405)	-	(25,405)	-	-	-
Change in fair value of contingent consideration	(41,648)	-	(41,648)	(712,065)	-	(712,065)
Loss on investment in unconsolidated entities	(2,994)	-	(2,994)	(4,192)	-	(4,192)
Other	(1,181)	-	(1,181)	(179)	-	(179)

Loss before income taxes and non-controlling interests	(3,712,978)	(243,246)	(3,469,732)	(4,859,967)	(582,371)	(4,277,596)
	-			-
Income tax benefit	37,811	6,671	31,140	75,438	5,420	70,018

Loss from continuing operations	(3,675,167)	(236,575)	(3,438,592)	(4,784,529)	(576,951)	(4,207,578)

Net loss from discontinued operations	-	236,575	(236,575)	-	576,951	(576,951)

Net loss	(3,675,167)	-	(3,675,167)	(4,784,529)	-	(4,784,529)
				-
Plus: Net loss attributable to noncontrolling interests	330,402	-	330,402	564,457	-	564,457

Net loss attributable to YOU on Demand common shareholders	$(3,344,765)	$-	$(3,344,765)	$(4,220,072)	$-	$(4,220,072)

Basic loss per share
Loss from continuing operations	$(0.23)	$(0.02)	$(0.21)	$(0.40)	$(0.06)	$(0.34)
Loss from discontinued operations	-	-	(0.02)	-	-	(0.06)
Basic loss per shares	$(0.23)	$(0.02)	$(0.23)	$(0.40)	$(0.06)	$(0.40)

Diluted loss per share
Loss from continuing operations	$(0.23)	$(0.02)	$(0.21)	$(0.40)	$(0.06)	$(0.34)
Loss from discontinued operations	-	-	(0.02)	-	-	(0.06)
Diluted loss per shares	$(0.23)	$(0.02)	$(0.23)	$(0.40)	$(0.06)	$(0.40)

Weighted average shares outstanding
Basic	14,602,196		14,602,196	10,467,526		10,467,526
Diluted	14,602,196		14,602,196	10,467,526		10,467,526

4.	Discontinued Operations

On May 20, 2013, we entered into an Equity Transfer Agreement with Shandong Broadcast Network (“Shandong Broadcast”) pursuant to which the parties conditionally agreed to the sale to Shandong Broadcast of our 51% equity interest in Jinan Broadband. Pursuant to its terms, and a separate letter agreement between the parties dated July 23, 2013, the 51% interest transfer in Jinan Broadband would become effective upon (i) approval of the relevant PRC governmental authorities, and (ii) agreement between the parties of final terms for the payment of the RMB29,000,000 (approximately $4.7 million) payment price by Shandong Broadcast. On June 20, 2013, the sale was approved by the PRC Administration for Industry and Commerce. On July 31, 2013, the parties agreed on pricing terms whereby Shandong Broadcast would pay (i) RMB5,000,000 by July 31, 2013, (ii) RMB10,000,000 by November 20, 2013, and (ii) the remaining RMB14,000,000 by May 20, 2014. Accordingly, based on the agreements between the parties, the sale of Jinan Broadband to Shandong Broadcast became final on July 31, 2013. In order to focus on our core VOD business and help with cash flow needs, the Company decided to sell our ownership of Jinan Broadband.

Jinan Broadband met the criteria for being reported as a discontinued operation and has been segregated from continuing operations for all periods presented. We do not have any continuing involvement with Jinan Broadband. The related gain on the sale was reported in discontinued operations during the quarter ended September 30, 2013. The following table summarizes the result from discontinued operations:

	Twelve Months Ended
	December 31,	December 31,
	2012	2011
Revenue	$5,172,431	$4,852,014
Cost of revenue	3,622,745	2,956,237
Gross profit	1,549,686	1,895,777

Operating expense:
Selling, general and administrative	1,418,100	866,749
Professional fees	2,243	13,431
Depreciation and amortization	1,923,787	2,415,061
Impairments of long-lived assets	840,000	-
Total operating expense	4,184,130	3,295,241

Loss from operations	(2,634,444)	(1,399,464)

Interest & other income / (expense)
Interest income	5,662	7,052
Interest expense	(988)	(774)
Other expense	-	(43,071)

Loss before income taxes and noncontrolling interest	(2,629,770)	(1,436,257)
Income tax (expense) benefit	(1,209)	(2,525)
Net loss from discontinued operations	(2,630,979)	(1,438,782)
Plus: Net loss attributable to noncontrolling interest	1,289,181	705,004
Net loss attributable to YOU On Demand shareholders	$(1,341,798)	$(733,778)

The following table summarizes the assets and the liabilities of discontinued operations in the Company’s Consolidated Balance Sheet.

	December 31,	December 31,
	2012	2011
Assets
Cash and cash equivalents	$1,103,152	$1,086,627
Inventories, net	384,088	413,562
Prepaid expenses	11,110	-
Other current assets	502	2,522
Total current assets	$1,498,852	$1,502,711

Property and equipment, net	$3,368,831	$4,146,733
Intangible assets, net	1,642,230	1,310,892
Total noncurrent assets	$5,011,061	$5,457,625

Liabilities
Accounts payable	$1,245,141	$1,269,147
Accrued expenses and liabilities	1,503,408	151,151
Deferred revenue	2,091,788	1,770,666
Payable to Jinan Parent	144,592	143,286
Other current liabilities	212,521	27,374
Total current liabilities	$5,197,450	$3,361,624

Deferred tax liabilities	$68,774	$67,565
Total noncurrent liabilities	$68,774	$67,565

During 2012, we reviewed the equipment at our Jinan Broadband subsidiary (discontinued operations) and determined that an additional impairment should be recorded based on the estimated realizable values. We initially reserved a portion of these assets in 2010. During 2012, we recorded an additional estimated impairment of $840,000 related to the facilities and machinery assets. The assets being impaired are considered to have no salvageable value.

As described in our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 5, 2014, we have updated operating results for all periods covered in its Annual Report on Form 10-K for the year ended December 31, 2012 (the “2012 10-K”) in order to reflect the application of the requirements of Accounting Standards Codification ("ASC") 205-20, Presentation of Financial Statements - Discontinued Operations. The updated operating results are not due to any error in prior filings however we are required to reclassify our disclosures on this sale in our previously issued financial statements if those financial statements are incorporated by reference in subsequent filings with the Securities and Exchange Commission made under the Securities Act of 1933, as amended, even though those financial statements relate to periods prior to the sale.

The below table compares the updated assets, liabilities, equity and operating results to those previously issued:

	December 31, 2012			December 31, 2011
	As Previously	Discontinued	Currently	As Previously	Discontinued	Currently
	Reported	Operations	Reported	Reported	Operations	Reported
ASSETS
Current assets:
Cash and cash equivalents	$4,381,043	$1,103,152	$3,277,891	$7,519,574	$1,086,627	$6,432,947
Marketable equity securities, available for sale	2,229	-	2,229	2,229	-	2,229
Accounts receivable, net	382	382	-	399,791	378	399,413
Inventories	384,088	384,088	-	413,562	413,562	-
Licensed content, current	681,457	-	681,457	150,325	-	150,325
Prepaid expense	423,779	11,110	412,669	438,712	-	438,712
Loan receivable from related party	-	-	-	316,660	-	316,660
Amount due from shareholders	-	-	-	414,743	-	414,743
Amount due from noncontrolling interest	-	-	-	1,572,699	-	1,572,699
Other current assets	135,606	502	135,486	340,175	2,144	338,031
Current assets of discontinued operations	-	(1,498,852)	1,498,852	-	(1,502,711)	1,502,711
Total current assets	6,008,584	-	6,008,584	11,568,470	-	11,568,470

Property and equipment, net	4,098,594	3,368,831	729,763	5,099,050	4,146,733	952,317
Licensed content, noncurrent	530,367	-	530,367	450,975	-	450,975
Intangible assets, net	5,059,188	1,642,330	3,416,858	7,149,748	1,310,892	5,838,856
Goodwill	6,105,478	-	6,105,478	6,105,478	-	6,105,478
Investment in unconsolidated entities	655,834	-	655,834	582,652	-	582,652
Other assets	-	-	-	101,031	-	101,031
Non-current assets of discontinued operations	-	(5,011,161)	5,011,161	-	(5,457,625)	5,457,625
Total assets	$22,458,045	$-	$22,458,045	$31,057,404	$-	$31,057,404

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,130,507	$1,245,141	$885,366	$3,298,041	$1,269,147	$2,028,894
Accrued expenses and liabilities	2,456,542	1,503,408	953,134	862,473	151,151	711,322
Deferred revenue	2,091,788	2,091,788	-	1,856,674	1,770,666	86,008
Payable to Jinan Parent	144,592	144,592	-	143,286	143,286	-
Other current liabilities	920,888	212,521	708,367	543,163	27,374	515,789
Contingent purchase consideration liability, current	368,628	-	368,628	1,091,571	-	1,091,571
Convertible promissory note	3,000,000	-	3,000,000	-	-	-
Warrant liabilities	878,380	-	878,380	-	-	-
Current liabilities of discontinued operations	-	(5,197,450)	5,197,450	-	(3,361,624)	3,361,624
Total current liabilities	11,991,325	-	11,991,325	7,795,208	-	7,795,208
Other long-term payable	-	-	-	76,670	-	76,670
Deferred license fees, noncurrent	460,547	-	460,547	-	-	-
Contingent purchase price consideration liability	368,628	-	368,628	2,267,518	-	2,267,518
Deferred tax liability and uncertain tax position liability	305,849	68,774	237,075	810,616	67,565	743,051
Non-current liabilities of discontinued operations	-	(68,774)	68,774	-	(67,565)	67,565
Total liabilities	13,126,349	-	13,126,349	10,950,012	-	10,950,012

Commitments and Contingencies

Convertible reedeemable preferred stock, $.001 par value; 50,000,000 shares authorized
Series A - 7,000,000 shares issued and outstanding, liquidation preference of $3,500,000 at December 31, 2012 and 2011, respectively	1,261,995	-	1,261,995	1,261,995	-	1,261,995
Series B - 7,866,800 and 10,266,825 shares issued and outstanding, liquidation preference of $3,933,400 and $5,133,400 at December 31, 2012 and 2011, respectively	3,223,575	-	3,223,575	3,950,358	-	3,950,358
Series C - 250,000 and 0 shares issued and outstanding, liquidation preference of $1,000,000 and $0 at December 31, 2012 and 2011, respectively	627,868	-	627,868	-	-	-

Equity:

Common stock, $.001 par value; 1,500,000,000 shares authorized, and 13,742,394 and 10,467,400 issued at December 31, 2012 and 2011, respectively	13,742	-	13,742	10,467	-	10,467
Additional paid-in capital	62,388,502	-	62,388,502	54,505,825	-	54,505,825
Accumulated deficit	(58,841,664)	-	(58,841,664)	(43,704,225)	-	(43,704,225)
Accumulated other comprehensive income	604,632	-	604,632	468,471	-	468,471
Total YOU On Demand equity	4,165,212	-	4,165,212	11,280,538	-	11,280,538
Noncontrolling interests	53,046	-	53,046	3,614,501	-	3,614,501

Total equity	4,218,258	-	4,218,258	14,895,039	-	14,895,039

Total liabilities and equity	$22,458,045	$-	$22,458,045	$31,057,404	$-	$31,057,404
	2012			2011
	As Previously	Discontinued	Currently	As Previously	Discontinued	Currently
	Reported	Operations	Reported	Reported	Operations	Reported

Revenue	$6,873,230	$5,172,431	$1,700,799	$7,868,175	$4,852,014	$3,016,161
Cost of revenue	7,083,517	3,622,745	3,460,772	5,525,625	2,956,237	2,569,388
Gross (loss) profit	(210,287)	1,549,686	(1,759,973)	2,342,550	1,895,777	446,773

Operating expense:
Selling, general and administrative expenses	10,811,548	1,418,100	9,393,448	8,801,085	866,749	7,934,336
Professional fees	1,344,653	2,243	1,342,410	2,114,942	13,431	2,101,511
Depreciation and amortization	4,082,936	1,923,787	2,159,149	4,423,760	2,415,061	2,008,699
Impairments of long-lived assets	840,000	840,000	-	244,861	-	244,861
Total operating expense	17,079,137	4,184,130	12,895,007	15,584,648	3,295,241	12,289,407
				-
				-
Loss from operations	(17,289,424)	(2,634,444)	(14,654,980)	(13,242,098)	(1,399,464)	(11,842,634)

Interest & other income / (expense)
Interest income	8,636	5,662	2,974	10,574	7,052	3,522
Interest expense	(78,953)	(988)	(77,965)	(1,764)	(774)	(990)
Stock purchase right	(43,748)	-	(43,748)	(194,321)	-	(194,321)
Cost of reset provision	(658,719)	-	(658,719)	-	-	-
Change in fair value of warrant liabilities and modification to certain warrants	647,302	-	647,302	-	-	-
Change in fair value of contingent consideration	1,313,443	-	1,313,443	3,016	-	3,016
Gain (loss) on investment in unconsolidated entities	67,675	-	67,675	(14,371)	-	(14,371)
Loss on investment write-off	(95,350)	-	(95,350)	-	-	-
Loss on write-off of uncollectible loans	(513,427)	-	(513,427)	-	-	-
Gain on deconsolidation of AdNet	-		-	470,041		470,041
Gain on deconsolidation of Shandong Media	141,814	-	141,814	-	-	-
Other	(139,739)	-	(139,739)	(42,849)	(43,071)	222
				-
Loss before income taxes and non-controlling interests	(16,640,490)	(2,629,770)	(14,010,720)	(13,011,772)	(1,436,257)	(11,575,515)
	-			-
Income tax benefit (expense)	353,085	(1,209)	354,294	369,707	(2,525)	372,232

Loss from continuing operations	(16,287,405)	(2,630,979)	(13,656,426)	(12,642,065)	(1,438,782)	(11,203,283)

Net loss from discontinued operations	-	2,630,979	(2,630,979)	-	1,438,782	(1,438,782)

Net loss	(16,287,405)	-	(16,287,405)	(12,642,065)	-	(12,642,065)
				-
Plus: Net loss attributable to noncontrolling interests	2,074,098	-	2,074,098	1,372,164	-	1,372,164

Net loss attributable to YOU On Demand	(14,213,307)	-	(14,213,307)	(11,269,901)	-	(11,269,901)
Deemed dividends on preferred stock	(924,132)	-	(924,132)	-	-	-

Net loss attributable to YOU on Demand common shareholders	$(15,137,439)	$-	$(15,137,439)	$(11,269,901)	$-	$(11,269,901)

Basic loss per share
Loss from continuing operations	$-	$0.24	$(1.12)	$-	$0.15	$(1.00)
Loss from discontinued operations	-	(0.24)	(0.24)	-	(0.15)	(0.15)
Basic loss per shares	$(1.36)	$-	$(1.36)	$(1.15)	$-	$(1.15)

Diluted loss per share
Loss from continuing operations	$(1.36)	$0.24	$(1.12)	$(1.15)	$0.15	$(1.00)
Loss from discontinued operations	-	(0.24)	(0.24)	-	(0.15)	(0.15)
Diluted loss per shares	$(1.36)	$-	$(1.36)	$(1.15)	$-	$(1.15)

Weighted average shares outstanding
Basic	11,099,746		11,099,746	9,759,430		9,759,430
Diluted	11,099,746		11,099,746	9,759,430		9,759,430